Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 75,600
Discount	(30,227)
Total	45,373	$ 141,695	$ 8,609
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	25,200
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	25,200
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 25,200